DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, Business Combination (Q2) (Details)		6 Months Ended	12 Months Ended
	May 09, 2022 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares
Business Combination [Abstract]
Stock conversion basis at time of business combination		1	1
Class A Ordinary Shares [Member]
Business Combination [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of securities called by each warrant (in shares) | shares		32,360,000	32,360,000
Class B Ordinary Shares [Member]
Business Combination [Abstract]
Ordinary shares, par value (in dollars per share)	0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Grindr [Member]
Business Combination [Abstract]
Aggregate exercise price of options (in dollars per share)	10
Aggregate exercise price of warrants (in dollars per share)	10
Share price (in dollars per share)	$ 10
Valuation amount | $	$ 1,584,000,000
Permitted distribution amount | $	$ 370,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001
Number of securities called by each warrant (in shares) | shares	1
Number of shares issued upon conversion of unit (in shares) | shares	1
Grindr [Member] | Warrant [Member]
Business Combination [Abstract]
Stock conversion basis at time of business combination	0.50
Grindr [Member] | Class A Ordinary Shares [Member]
Business Combination [Abstract]
Stock conversion basis at time of business combination	1
Grindr [Member] | Class B Ordinary Shares [Member]
Business Combination [Abstract]
Stock conversion basis at time of business combination	1